COMMITMENTS	3 Months Ended
Mar. 31, 2022
Commitments [Abstract]
COMMITMENTS

12.COMMITMENTS

As of March 31, 2022, the Company is committed to payments totaling $8.1million (December 31, 2021 - $9.3 million) for activities related to the development of the Enos system.

The Company has entered into an agreement with a consultant under which the Company has certain contractual obligations to grant up to 100,000 restricted Common Shares based on the consultant’s achievement of multiple pre-determined performance criteria. To-date, the performance criteria have not been achieved and no restricted Common Shares have been granted to the consultant. The agreement will expire on May 13, 2022.